Variable Interest Entities ("VIEs") (Narrative) (Details) $ in Thousands	Mar. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Number of commercial pools		6
Number of joint ventures		3
Accounts receivable, net, current | $	$ 68,293	$ 81,612	$ 101,513
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Number of commercial pools	6
Number of joint ventures	3
Accounts receivable, net, current | $	$ 10,262	$ 8,116